Deposits - Summary of Maturity Schedule for Term Deposits (Detail) - Canada [member] - CAD ($) $ in Millions		Jan. 31, 2025	Oct. 31, 2024
Disclosure Of Deposits [line items]
Term deposit	[1]	$ 292,356	$ 295,433
Within three months [member]
Disclosure Of Deposits [line items]
Term deposit	[1]	64,683	64,521
Three to six months [member]
Disclosure Of Deposits [line items]
Term deposit	[1]	39,867	37,062
Six to twelve months [member]
Disclosure Of Deposits [line items]
Term deposit	[1]	61,186	59,273
One to 5 years [member]
Disclosure Of Deposits [line items]
Term deposit	[1]	107,596	115,757
Over 5 years [member]
Disclosure Of Deposits [line items]
Term deposit	[1]	$ 19,024	$ 18,820

[1]	The majority of foreign term deposits are in excess of $100,000.